Gross Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Contingency [Line Items]
Beginning Balance	$ 528	$ 455
Additions for tax position related to prior year		253
Lapse of Statute of Limitation	(85)	(180)
Ending Balance	$ 443	$ 528